ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of insurance contracts explanatory [Abstract]
Balances at the beginning of the period	S/ 235,185	S/ 233,892	S/ 241,847
Premiums ceded for automatic contracts (mainly excess of loss), Note 24	243,427	257,617	201,892
Premiums ceded to reinsurers in facultative contracts, Note 24	288,928	263,378	292,555
Coinsurance granted	11,433	5,925	5,965
Payments and other, net	(487,280)	(525,627)	(508,367)
Balances at the end of the period	S/ 291,693	S/ 235,185	S/ 233,892